CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents (note 4)	$ 465,918,000	$ 108,518,000
Trade and other receivables	5,332,000	3,075,000
Inventories (note 5)	12,267,000	3,746,000
Investments-equity instruments (note 6)	11,961,000	6,292,000
Investments-uranium (note 6)	61,560,000	0
Prepaid expenses and other	3,195,000	2,093,000
Total current assets	560,233,000	123,724,000
Non-Current
Inventories-ore in stockpiles (note 5)	2,098,000	2,098,000
Investments-equity instruments (note 6)	5,951,000	1,755,000
Investments-uranium (note 6)	128,716,000	231,088,000
Investments-debt instruments (note 6)	11,768,000	13,000,000
Capped Call derivative options (note 14)	47,993,000	0
Investments-joint venture (note 7)	19,450,000	20,663,000
Restricted cash and investments (note 8)	11,830,000	11,624,000
Property, plant and equipment (note 9)	316,926,000	259,661,000
Other long-term assets	1,109,000	0
Total assets	1,106,074,000	663,613,000
Current
Accounts payable and accrued liabilities (note 10)	41,202,000	21,333,000
Current portion of long-term liabilities:
Deferred revenue (note 11)	4,517,000	4,501,000
Reclamation obligations (note 12)	1,060,000	1,713,000
Other liabilities (note 13)	5,342,000	6,344,000
Total current liabilities	52,121,000	33,891,000
Non-Current
Deferred revenue (note 11)	35,628,000	29,492,000
Reclamation obligations (note 12)	33,544,000	30,601,000
Convertible Notes (note 14)	612,164,000	0
Other liabilities (note 13)	2,658,000	2,936,000
Deferred income tax liability (note 15)	1,589,000	2,371,000
Total liabilities	737,704,000	99,291,000
EQUITY
Share capital (note 16)	1,683,831,000	1,665,189,000
Contributed surplus	76,229,000	73,311,000
Deficit	(1,393,288,000)	(1,176,000,000)
Accumulated other comprehensive income (note 18)	1,598,000	1,822,000
Total equity	368,370,000	564,322,000
Total liabilities and equity	$ 1,106,074,000	$ 663,613,000
Issued and outstanding common shares (note 16)	901,610,950	895,713,101